Related Party Transactions - Petrojarl Knarr FPSO (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Interest expense	$ 5,556	$ 933	$ 818
Petrojarl Knarr Fpso [Member] | Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Interest expense	$ 5,100
Interest rate on convertible promissory note	6.50%
Outstanding principal balance of convertible debt	$ 100,000